SCHEDULE OF INTANGIBLE ASSETS (Details) - Youlife International Holdings Inc [Member] ¥ in Thousands, $ in Thousands	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Restructuring Cost and Reserve [Line Items]
Systems software			$ 2,290	¥ 16,251	¥ 7,576
Customer relationship			1,442	10,240	10,240
Trademark			1,819	12,917	12,917
Less: accumulated amortization			(2,482)	(17,625)	(9,788)
Intangible assets, net			3,069	21,783	20,945
Less: net carrying amount of the discontinued operations			(1,378)	(9,774)	(15,910)
Net carrying amount of the continued operations	$ 1,498	¥ 10,885	$ 1,691	¥ 12,009	¥ 5,035